Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Operating Activities:
Net Income	$ 210,775	$ 197,031	$ 9,038	$ 288,983
Adjustments to reconcile net income to net cash provided by operating activities:
Stock Issued for Services				12,500
Depreciation Expense	3,750
Options expense	141,594	133,048	169,828	267,835
Warrant Expense	26,363
Bad Debt Expense	6,084	2,271	2,271
Loss on extinguishment of Debt		7,444	7,444	16,556
Investment loss	250,000
Amortization of right to use asset	66,598
Amortization of Debt Discount		152	152	88,647
Changes in operating assets and liabilities:
Accounts Receivable	(282,746)	(102,382)	(1,532)	(20,354)
Prepaid Assets and other Current Assets	(100,100)	(70,194)	13,637	(90,763)
Inventory	16,650	(13,865)	(3,810)
Other Assets		(20,500)
Lease Liability	(55,102)
Accounts Payable	(2,557)	248	95,149	(98,213)
Accrued Liabilities and Other Liabilities	43,256	98,062	(18,791)	(293,521)
Net Cash provided by operating activities	324,565	231,315	273,386	171,670
Investing Activities:
Purchase of Fixed Assets			(15,006)
Cash paid for acquisition of Community Specialty Pharmacy, LLC, net of cash received			(250,273)
Purchase of equity method investment	(250,000)
Net cash Used in Investing activities	(250,000)		(265,279)
Financing Activities:
Proceeds from Convertible Note - Related Parties				180,000
Repayments of Short-Term Convertible Debt - Related Parties	(40,000)	(111,725)
Repayments of Promissory Note - Third Parties			(10,739)	(432,685)
Repayments of Short-Term Promissory Notes		(10,739)	(111,725)
Proceeds from exercise of Warrants	166			250
Proceeds from Issuance of Common Stock	2,455,000	300,000	800,000	250,000
Net Cash provided by financing activities	2,415,166	177,536	677,536	(2,435)
Net increase in Cash	2,489,731	408,851	685,643	169,235
Cash at Beginning	869,557	183,914	183,914	14,679
Cash at End	3,359,288	592,765	869,557	183,914
Supplemental Cash Flow Information
Cash Paid for Interest	40,705	40,028	36,970	71,210
Cash Paid for Income Taxes
Non-Cash Transactions
Common Stock Issued for Conversion of Note and Accrued Interest	211,983
ROU assets and operating lease obligations recognized	$ 847,441
Related party note payable and warrants issued for acquisition of Community Specialty Pharmacy, LLC			470,921
Reclass from accrued interest to short term convertible notes				16,500
Arrangement to move related party Accounts Payable to Notes Payable				$ 32,552